Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Liabilities:
Deposits received at banks		¥ 56,180	¥ 49,874
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	3,836,000	3,510,000
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]
Securities purchased under agreements to resell	[1]
Securities borrowed	[1]
Total Assets	[1]	3,836,000	3,510,000
Liabilities:
Short-term borrowings	[1]
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	11,000	5,000
Total Liabilities	[1]	11,000	5,000
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]	343,000	281,000
Deposits with stock exchanges and other segregated cash	[1]	313,000	374,000
Loans receivable	[1],[2]	2,214,000	2,120,000
Securities purchased under agreements to resell	[1]	11,260,000	10,757,000
Securities borrowed	[1]	4,657,000	5,264,000
Total Assets	[1]	18,787,000	18,796,000
Liabilities:
Short-term borrowings	[1]	1,103,000	1,265,000
Deposits received at banks	[1]	1,462,000	1,342,000
Securities sold under agreements to repurchase	[1]	13,463,000	13,360,000
Securities loaned	[1]	1,515,000	1,381,000
Other secured borrowings	[1]	381,000	393,000
Long-term borrowings	[1]	8,152,000	7,370,000
Total Liabilities	[1]	26,076,000	25,111,000
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]	870,000	817,000
Securities purchased under agreements to resell	[1]	13,000	18,000
Securities borrowed	[1]
Total Assets	[1]	883,000	835,000
Liabilities:
Short-term borrowings	[1]	86,000	103,000
Deposits received at banks	[1]	2,000	1,000
Securities sold under agreements to repurchase	[1]		0
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	553,000	603,000
Total Liabilities	[1]	641,000	707,000
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	3,836,000	3,510,000
Time deposits	[1]	343,000	281,000
Deposits with stock exchanges and other segregated cash	[1]	313,000	374,000
Loans receivable	[1],[2]	3,084,000	2,937,000
Securities purchased under agreements to resell	[1]	11,273,000	10,775,000
Securities borrowed	[1]	4,659,000	5,264,000
Total Assets	[1]	23,508,000	23,141,000
Liabilities:
Short-term borrowings	[1]	1,189,000	1,368,000
Deposits received at banks	[1]	1,464,000	1,342,000
Securities sold under agreements to repurchase	[1]	13,463,000	13,360,000
Securities loaned	[1]	1,516,000	1,381,000
Other secured borrowings	[1]	381,000	393,000
Long-term borrowings	[1]	8,696,000	7,975,000
Total Liabilities	[1]	26,709,000	25,819,000
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	3,836,000	3,510,000
Time deposits	[1]	343,000	281,000
Deposits with stock exchanges and other segregated cash	[1]	313,000	374,000
Loans receivable	[1],[2]	3,084,000	2,937,000
Securities purchased under agreements to resell	[1]	11,273,000	10,775,000
Securities borrowed	[1]	4,657,000	5,264,000
Total Assets	[1]	23,506,000	23,141,000
Liabilities:
Short-term borrowings	[1]	1,189,000	1,368,000
Deposits received at banks	[1]	1,464,000	1,343,000
Securities sold under agreements to repurchase	[1]	13,463,000	13,360,000
Securities loaned	[1]	1,515,000	1,381,000
Other secured borrowings	[1]	381,000	393,000
Long-term borrowings	[1]	8,716,000	7,978,000
Total Liabilities	[1]	¥ 26,728,000	¥ 25,823,000

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.